Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Supplement [Text Block]	gst16_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares,

Service Shares, Class IR Shares and Class R Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the "Funds")

Supplement dated December 31, 2012 to the

Prospectus, dated April 2, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds and the Commodity Strategy Fund's wholly-owned subsidiary organized under the laws of the Cayman Islands.

Effective January 1, 2013, the "Goldman Sachs Commodity Strategy Fund—Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Funds" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst16_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares,

Service Shares, Class IR Shares and Class R Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

(the "Funds")

Supplement dated December 31, 2012 to the

Prospectus, dated April 2, 2012, as supplemented to date ("Prospectus")

As of January 1, 2013, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds and the Commodity Strategy Fund's wholly-owned subsidiary organized under the laws of the Cayman Islands.

Effective January 1, 2013, the "Goldman Sachs Commodity Strategy Fund—Summary—Principal Risks of the Fund" section of the Prospectus is amended by deleting "CFTC Regulation Risk."

Effective January 1, 2013, the "Risks of the Funds" section of the Prospectus is amended by deleting "CFTC Regulation Risk."